CONSOLIDATED CASH FLOW STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (25,446)	$ (22,962)	$ (24,352)
Adjustments required to reflect net cash used in operating activities (see appendix below)	2,780	(1,230)	3,805
Net cash used in operating activities	(22,666)	(24,192)	(20,547)
CASH FLOWS - INVESTING ACTIVITIES
Increase in long-term investment			(1,000)
Realization of long-term investment		1,500
Investments in short-term deposits	(43,545)	(26,500)	(44,016)
Maturities of short-term deposits	48,875	44,771	33,327
Purchase of property and equipment	(67)	(173)	(338)
Purchase of intangible assets	(6)	(10,043)	(3,900)
Net cash provided by (used in) investing activities	5,257	9,555	(15,927)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance cost	20,297	3,830	38,773
Employee stock options exercised	1	46
Proceeds of long-term loan and warrants, net of issuance costs		9,632
Repayment of loans	(889)	(411)	(93)
Repayments of lease liabilities	(215)
Net cash provided by financing activities	19,194	13,097	38,680
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,785	(1,540)	2,206
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	3,404	5,110	2,469
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	108	(166)	435
CASH AND CASH EQUIVALENTS - END OF YEAR	5,297	3,404	5,110
Income and expenses not involving cash flows:
Depreciation and amortization	940	545	481
Long-term prepaid expenses	56	5	(9)
Exchange differences on cash and cash equivalents	(108)	166	(435)
Fair value adjustments of warrants	(4,634)	(1,743)	127
Share-based compensation	1,759	2,526	1,508
Interest and exchange differences on short-term deposits	(775)	(645)	(530)
Interest on loans	647	123
Gain on realization of long-term investment		(500)
Warrant issuance costs	417		17
Exchange differences on lease liability	154
Total income and expense not involving cash flows	(1,544)	477	1,159
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	1,106	(934)	(415)
Increase (decrease) in accounts payable and accruals	3,218	(773)	3,061
Total Change in operating asset and liability	4,324	(1,707)	2,646
Total Adjustments required to reflect net cash used in operating activities	2,780	(1,230)	3,805
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	868	834	494
Supplemental information on interest paid in cash (see Notes 10 and 15)	1,198	165	12
Supplemental information on non-cash transactions (see Notes 18, 19 and 10)	$ 147	$ 5,000	$ 2,985